Stockholders Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
		Feb. 04, 2015 $ / shares shares	Feb. 05, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) $ / shares shares	Dec. 31, 2010 shares	Dec. 31, 2006 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized share repurchase				60,000,000		20,000,000	20,000,000	20,000,000
Shares authorized and remaining under the repurchase program				1,800,000
Number of shares repurchased				7,040,621	9,259,400	10,690,657
Total cost of repurchases | $	[1]			$ 537,088	$ 514,907	$ 397,376
Average repurchase price per share | $ / shares				$ 76.26	$ 55.59	$ 37.15
Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized				400,000,000	400,000,000
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001
Number of voting rights to each shareholder, per share				10
Series A Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock outstanding				0	0
Common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized				1,600,000,000	1,600,000,000
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001
Number of voting rights to each shareholder, per share				1
Total number of directors elected by holders of common stock, voting as single class, percentage				25.00%
Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized share repurchase		10,000,000
Number of shares repurchased			500,000
Total cost of repurchases | $			$ 44,000
Average repurchase price per share | $ / shares			$ 85.25
Subsequent Event | Dividend Declared
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends declaration date		Feb. 04, 2015
Dividends per share | $ / shares		$ 0.18
Dividend payment date		Mar. 26, 2015
Dividend record date		Mar. 10, 2015
eLong
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership interest percentage				64.00%	65.00%

[1]	Amount excludes transaction costs.